FINANCIAL INSTRUMENTS - Schedule of Financial Assets and Financial Liabilities are Measured at Fair Value on a Recurring Basis (Details) - ARS ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 1,897,943,212	$ 1,852,643,360
Mutual Funds | Level 1 | Recurring Fair Value Measurement
Disclosure of fair value measurement of assets [line items]
Fair value, financial asset	$ 21,573,537	$ 676,741